Revenue - Schedule of Revenue Disaggregated by Type of Products and Services (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation Of Revenue [Line Items]
Total revenue	$ 26,058	$ 17,188	$ 60,862	$ 38,471	$ 55,663	$ 38,448
Sequencing Revenue
Disaggregation Of Revenue [Line Items]
Total revenue	11,683	8,463	29,631	22,524	32,978	22,759
Development Support Revenue
Disaggregation Of Revenue [Line Items]
Total revenue					12,685	15,689
Development Revenue Regulatory Milestones
Disaggregation Of Revenue [Line Items]
Total revenue					10,000
Development Revenue
Disaggregation Of Revenue [Line Items]
Total revenue	$ 14,375	$ 8,725	$ 31,231	$ 15,947	$ 22,685	$ 15,689